Other Balance Sheet Components - Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net:
Total gross amount	$ 527,166	$ 458,819
Allowance for credit losses
Balance at the beginning of the year	(36,594)	(12,429)	$ (8,114)
Additional provision charged to expenses, net	(53,124)	(38,561)	(6,226)
Write-off	54,562	14,396	1,911
Balance at the end of the year	(35,156)	(36,594)	$ (12,429)
Accounts receivable, net allowances for doubtful amounts	492,010	422,225
Alibaba
Accounts receivable, net:
Total gross amount	135,321	60,392
Other related parties
Accounts receivable, net:
Total gross amount	48,625	99,675
Allowance for credit losses
Balance at the beginning of the year	0
Balance at the end of the year	(6,095)	0
Accounts receivable, net allowances for doubtful amounts	42,530	99,675
Third parties
Accounts receivable, net:
Total gross amount	343,220	298,752
Allowance for credit losses
Balance at the beginning of the year	(36,594)
Balance at the end of the year	(29,061)	(36,594)
Accounts receivable, net allowances for doubtful amounts	$ 314,159	$ 262,158